TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
TAXATION
22.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal and state Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas as such it is subject to Texas, as such it is subject to Texas Franchise Tax. CMS (USA) is incorporated in the State of Texas, U.S.A. in 2013 and does not conduct any substantive operations of its own. The amount of current income tax for federal and state for US Proton was nil, nil and nil for the years ended December 31, 2015, 2016, and 2017. While we believe we were able to make reasonable estimates of the impact of the Tax Cuts and Jobs Act in these financial statements, the amounts recorded are provisional and the final impact may differ from these estimates due to, among other things, changes in our interpretations and assumptions and additional guidance that may be issued by regulatory authorities.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. CHS, incorporated in Singapore, was acquired in April 2015 and was in a loss position since its establishment. No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2015, 2016 and 2017. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2012 to 2017 remain subject to examination by the tax authorities.

Loss before income taxes consists of:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Non – PRC	(81,559)	(141,602)	(193,212)	(29,696)
PRC	76,305	(62,996)	(60,683)	(9,327)
	(5,254)	(204,598)	(253,895)	(39,023)

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current tax expense	92,693	25,617	5,105	785
Deferred tax expense (benefit)	(18,668)	34,869	26,684	4,101
	74,025	60,486	31,789	4,886

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Loss before income taxes	(5,254)	(204,598)	(253,895)	(39,023)
Income tax computed at the tax rate of 25%	(1,314)	(51,150)	(63,474)	(9,756)
Effect of different tax rates in different jurisdictions	9,718	10,400	23,554	3,620
Non-deductible expenses	4,682	6,942	13,872	2,132
Non-taxable income	(2,580)	—	(1,942)	(298)
Unrecognized tax positions	9,041	1,467	(2,942)	(452)
Changes of valuation allowance	11,889	73,847	48,089	7,391
Withholding tax	42,589	18,980	15,624	2,401
Effect of tax rate change	—	—	(992)	(152)

	74,025	60,486	31,789	4,886

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2016	2017	2017
	RMB	RMB	US$
Balance at the beginning of year	36,090	38,420	5,905
Additions based on tax positions related to the current year	9,507	4,263	655
Additions related to prior year tax position	2,308	3,658	562
Reversal related to prior year tax position	(3,743)	(1,207)	(186)
Reversal from prior year withholding tax	(4,069)	—	—
Decrease relating to expiration of applicable statute of limitation	(1,673)	(3,079)	(473)
Foreign currency translation	—	(697)	(107)
Balance at the end of year	38,420	41,358	6,356

As of December 31, 2016 and 2017, the Group had recorded RMB65,284 and RMB70,992 (US$10,911) as an accrual for unrecognized tax benefit and related interest and penalties, respectively. At December 31, 2016 and 2017, there were RMB21,300 and RMB18,381 (US$2,825) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are 0.05% per day and 50% respectively of the relevant income tax liabilities of the PRC subsidiaries. The Company recognized an increase amounting to RMB9,041, RMB1,467, RMB2,770 (US$426) in interest and penalties during the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the Company recognized RMB26,864 and RMB29,634 (US$4,554), respectively of interest and penalties.

The components of deferred taxes are as follows:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$

Deferred tax asset
Net operating loss*	69,261	122,651	18,851
Depreciation and amortization	22,673	4,807	739
Property, plant and equipment impairment	16,853	17,395	2,674
Deposits for non-current assets	6,400	6,400	984
Allowance for net investment in financing lease	4,518	4,518	694
Allowance for doubtful accounts	1,088	1,004	154
Deferred revenue	1,061	1	—
Long term receivables	1,303	3,942	606
Intangible assets	795	795	122
Accrued expenses	980	5,434	835
Capital allowances	542	—	—
Others	1,321	495	76
Total deferred tax assets	126,795	167,442	25,735
less: Valuation allowance**	(114,561)	(157,876)	(24,265)
Net deferred tax assets	12,234	9,566	1,470

Deferred tax liabilities
Withholding tax for PRC entities	(42,970)	(50,876)	(7,819)
Aohua Technology transfer Tianjin Concord Medical loss	(5,632)	(5,632)	(866)
Equity investment	(5,159)	(8,317)	(1,278)
Property, plant and equipment	(2,456)	(2,681)	(412)
Disposal of JWYK/Beijing Century Friendship	(2,282)	(13,758)	(2,115)
Deferred costs	(67)	(67)	(10)
Intangible assets	(1,768)	(733)	(113)
Revenue generated from financing lease	(863)	(731)	(112)
Long-term deferred assets	(695)	(348)	(54)

Total deferred tax liabilities	(61,892)	(83,143)	(12,779)

Deferred tax assets, net***	—	—	—

Deferred tax liabilities, net***	(49,658)	(73,577)	(11,309)

  *       As of December 31, 2017, the Company had net operating losses from several of its PRC and oversea entities of RMB253,895 (US$39,023),which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2017 will expire in years 2018 to 2022 if not utilized.

  **     The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

  ***     As at December 31, 2016 and 2017, deferred tax assets of approximately RMB12,234 and RMB9,566 (US$1,470) have been offset against deferred tax liabilities relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

The movement of valuation allowance is as follows:

	For the Year Ended December 31,
	2016	2017	2017
	RMB	RMB	US$
Balance at the beginning of year	(40,714)	(114,561)	(17,608)
Change of valuation allowance in the current year	(73,847)	(43,315)	(6,657)
Balance at the end of year	(114,561)	(157,876)	(24,265)

Under the Corporate Income Tax (“CIT”) Law and its implementation rules, a withholding tax of 10%, unless reduced by a double tax treaty or arrangement, is applied on dividends distributed to non-PRC-resident corporate investors from PRC-resident enterprises. The Company’s total distributable earnings from PRC entities are RMB571,963 (US$87,909) as of December 31, 2017, among which RMB63,208 (US$9,715) pre-2008 earnings are not subject to withholding tax under prevailing tax law. Related withholding tax of RMB50,876 (US$7,819) was quantified and accrued.

Undistributed earnings of the Company’s subsidiaries in the U.S.A. that are available for distribution are considered to be transferred to the parent entity under ASC 740, Income Taxes, and accordingly, provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the U.S.A. The cumulative amount of such retained earnings are nil (2016: nil) and the related provision for withholding tax is nil (2016: nil) as at December 31, 2017.

Value-added taxes (“VAT”)

Revenue earned from the provision of leasing and technical services was subject to 5% business tax prior to the pilot of VAT reform (e.g. Shanghai starts the VAT pilot on January 1, 2012). The final stage of VAT reform has come into effect on 1 May 2016, the pilot program of the collection of VAT in lieu of business tax has been promoted nationwide in a comprehensive manner.

Under the current VAT regulation, for the contracts signed prior to the pilot of VAT reform or the movable property acquired prior to the pilot of VAT reform for operating leasing, the relevant rental income from leasing arrangement of movable property could adopt the simple tax calculation method and be subject to 3% VAT levy rate. Other than the above, if the contracts signed after the pilot of VAT reform, the rental income derived from movable property leasing arrangement is subject to VAT at 17% and the technical service income is subject to VAT at 6%.